CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 10:	CASH AND CASH EQUIVALENTS

	December 31
	2023	2022
	USD thousands

Cash	105,997	173,568
Bank deposits	128,311	43,932

Cash and cash equivalents	234,308	217,500

The majority of cash and cash equivalents bear interest of 3% to 5.5%.

The Group’s exposure to credit, and currency risks are disclosed in Note 18 on financial instruments.